CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Preferred Shares Series A non-redeemable preferred shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2019	¥ (2,236,351)		¥ 4	¥ 23	¥ 35,777			¥ (5,908)	¥ (2,275,924)	¥ (2,246,028)	¥ 9,677
Beginning balance, shares at Sep. 30, 2019 | shares			59,731,861	370,718,629	255,549,510
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289	289,027		¥ 6				¥ 289,021			289,027
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289, shares | shares			93,150,000
Conversion of Series Anon-redeemable preferred shares into ordinary shares			¥ 17		¥ (35,777)		35,760
Conversion of Series Anon-redeemable preferred shares into ordinary shares, shares | shares			255,549,510		(255,549,510)
Conversion of mezzanine equity into ordinary shares	1,425,478		¥ 42				1,425,436			1,425,478
Conversion of mezzanine equity into ordinary shares, shares | shares			656,860,850
Repurchase of American Depositary Shares("ADS") from certain investors into treasury shares	(298,110)					¥ (298,110)				(298,110)
Repurchase of American Depositary Shares("ADS") from certain investors into treasury shares, shares | shares						(77,250,000)
ADS to be issued in exchange for acquisition of certain assets from two third parties	312,273						312,273			312,273
Share-based compensation	16,045						16,045			16,045
Warrants issued in connection with convertible notes	6,564						6,564			6,564
Redesignation of class B ordinary shares into class A ordinary shares, value			¥ 12	¥ (12)
Redesignation of class B ordinary shares into class A ordinary shares, shares | shares			190,329,080	(190,329,080)
Net income (loss)	(1,533,641)								(1,533,592)	(1,533,592)	(49)
Foreign currency translation adjustments	24,265							24,265		24,265
Ending balance at Sep. 30, 2020	¥ (1,994,450)		¥ 81	¥ 11		¥ (298,110)	2,085,099	18,357	(3,809,516)	(2,004,078)	9,628
Ending balance, shares at Sep. 30, 2020 | shares			1,255,621,301	180,389,549		(77,250,000)
Repurchase of American Depositary Shares("ADS") from certain investors into treasury shares, shares | shares	(77,250,000)	(77,250,000)
Issuance of ordinary shares to settle payable for asset acquisition	¥ 3		¥ 11				(8)			3
Issuance of ordinary shares to settle payable for asset acquisition, shares | shares			186,375,850
Reissuance of treasury shares to as debt extinguishment cost	41,964					¥ 298,110	(256,146)			41,964
Reissuance of treasury shares to as debt extinguishment cost, shares | shares						77,250,000
Exercise of share-based compensation			¥ 2				(2)
Exercise of share-based compensation, shares | shares			25,000,000
Issuance and repurchase of ordinary shares			¥ 5			¥ (5)
Issuance and repurchase of ordinary shares, shares | shares			77,100,000			(77,100,000)
Share-based compensation	15,806						15,806			15,806
Warrants issued in connection with convertible notes	546						546			546
Net income (loss)	(569,202)								(569,174)	(569,174)	(28)
Foreign currency translation adjustments	20,427							20,427		20,427
Ending balance at Sep. 30, 2021	(2,484,906)		¥ 99	¥ 11		¥ (5)	1,845,295	38,784	(4,378,690)	(2,494,506)	9,600
Ending balance, shares at Sep. 30, 2021 | shares			1,544,097,151	180,389,549		(77,100,000)
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties			¥ 1				(1)
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties, shares | shares			7,662,060
Issuance of ordinary shares upon the conversion of convertible bond	701,403		¥ 1,031				700,372			701,403
Issuance of ordinary shares upon the conversion of convertible bond, shares | shares			15,414,467,400
Issuance of ordinary shares to settle short-term borrowings	¥ 392,104		¥ 577				391,527			392,104
Issuance of ordinary shares to settle short-term borrowings, shares | shares			8,617,124,250
Exercise of share-based compensation, shares | shares	115,180,054	115,180,054
Share-based compensation	¥ 9,771		¥ 8				9,763			9,771
Share-based compensation, shares | shares			115,180,054
Warrants issued in connection with convertible notes	1,420						1,420			1,420
Redesignation of class B ordinary shares into class A ordinary shares, value			¥ 11	¥ (11)
Redesignation of class B ordinary shares into class A ordinary shares, shares | shares			180,389,549	(180,389,549)
Acquisition of noncontrolling interests	(9,800)						(243)			(243)	(9,557)
Transfer of treasury stock to a third party	6,497					¥ 5	6,492			6,497
Transfer of treasury stock to a third party, shares | shares						77,100,000
Net income (loss)	819,980	$ 115,269							820,023	820,023	¥ (43)
Foreign currency translation adjustments	(9,331)	(1,312)						(9,331)		(9,331)
Ending balance at Sep. 30, 2022	¥ (572,862)	$ (80,532)	¥ 1,727				¥ 2,954,625	¥ 29,453	¥ (3,558,667)	¥ (572,862)
Ending balance, shares at Sep. 30, 2022 | shares			25,878,920,464